Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Inventories
	December 31,
	2022	2021
	U.S. Dollars (in thousands)
Components	43,017	33,212
Work in process	13,951	12,688
Finished products *	13,930	18,009

	70,898	63,909

Schedule of Presentation of Inventories.
	December 31,
	2022	2021
	U.S. Dollars (in thousands)
Current assets	65,541	58,759
Non-current assets (A)	5,357	5,150

	70,898	63,909